September 20, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Life Series Funds File Nos. 002-98409; 811-04325 Post-Effective Amendment No. 49

     Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the First Investors Life Series Funds (the “Registrant”) is Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The primary purpose of this filing is to register the Life Series Opportunity Fund and the Life Series Total Return Fund (the “Funds”) as new series of the Registrant.

The Registrant has elected that this filing be automatically effective 75 days after filing pursuant to Rule 485(a)(2) under the 1933 Act.  Please note that this Amendment is not marked to reflect the changes effected by the Amendment pursuant to Rule 472(a) under the 1933 Act, because the Registrant is including only the new funds in the filing and is not including the funds from the Registrant’s existing multiple funds prospectus.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours, /s/ Francine Rosenberger Francine J. Rosenberger

Attachments
cc:	Mary Carty Russell Shepherd
First Investors Management Company, Inc.